Note 3 - Goodwill and Intangible Assets (Details) (USD $)	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Oct. 31, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 2,651,329	$ 683,797	$ 583,463	$ 874,937	$ 1,671,871
Indefinite-Lived Trademarks			$ 1,900,000	$ 1,900,000	$ 1,900,000